UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response:.20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21374
PIMCO FLOATING RATE INCOME FUND
(Exact name of registrant as specified in charter)
1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)
Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2005

Date of reporting period:	April 30, 2005

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO FLOATING RATE INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2005

(unaudited)

Principal
Amount
(000)		Value*
	SENIOR LOANS (a) (b) (c) - 58.4%
	Aerospace-0.3%
$1,900	K&F Industries Inc., 5.20%-7.25%, 11/18/12, Term B	$1,934,240

	Apparel & Textiles-1.3%
2,692	Arteva DBA Kosa, 5.875%, 4/30/11, Term B1	2,744,520
1,168	Kosa Canada Co., 5.875%, 4/30/11, Term B2	1,190,756
4,000	Simmons & Co., 7.00%, 6/19/12, Term C	4,085,000
		8,020,276

	Automotive Products-5.0%
2,298	Cooper Standard Automotive, Inc., 5.125%, 12/23/11, Term B	2,308,615
3,697	Cooper Standard Automotive, Inc., 4.75%, 12/23/11, Term C	3,713,860
2,255	Federal-Mogul Corp.,.0.00%, 12/8/11, Term B (d)	2,263,358
245	Federal-Mogul Corp., 0.00%, 12/8/11, Term LC (d)	245,711
5,000	Goodyear Tire & Rubber Co., 5.89%-6.64%, 4/7/10-4/1/11	4,976,697
3,141	Hayes Lemmerz International Inc., 5.71%-6.69%, 6/30/09, Term B	3,141,295
2,494	Pacificare Systems Inc., 4.25%-4.938%, 12/17/08, Term B	2,515,570
2,661	Tenneco Automotive Inc., 4.94%-5.11%, 12/30/10, Term B1	2,716,028
3,491	TRW Automotive Inc., 4.375%, 12/17/11, Term B	3,503,033
4,256	Volkswagon, ADR 5.65%, 4/7/11, Term B	4,328,125
		29,712,292

	Building/Construction-0.5%
2,938	Nortek, 5.34%-7.00%, 8/24/11-8/27/11	2,979,855

	Chemicals-3.3%
2,500	Brenntag AG, 5.88%, 2/28/12 Term B2	2,536,355
2,995	Celanese AG, 5.625%, 4/6/11, Term B	3,051,683
1,149	Cognis BV, 5.44%, 5/12/12, Term B1	1,159,079
1,992	Cognis BV, 5.94%, 3/31/13, Term C1	2,013,738
1,980	Hercules Inc., 4.842%-4.873%, 10/8/10, Term B	2,008,462
1,565	Huntsman International LLC, 5.50%, 12/30/10, Term B	1,592,634
2,941	Kraton Polymers Group 5.5625%-6.125%, 12/2/09	2,992,275
4,578	Nalco Co., 4.92%-5.05%, 11/1/10, Term B	4,651,638
		20,005,864

	Computer Software-0.2%
995	UGS Solutions Inc., 4.87%, 5/26/11, Term B	1,014,900

	Consumer Products-1.7%
3,039	Jarden Corp., 5.0925%, 1/21/12, Term B	3,057,796
1,000	Jarden Corp., 0.00%, 1/24/12, Term B (d)	1,006,146
3,000	Rayovac Corp., 4.77%-5.13%, 2/6/12-2/7/12, Term B	3,055,314
2,625	Revlon Inc., 8.77%-9.38%, 7/9/10-7/31/10	2,736,562
		9,855,818

	Containers-4.1%
5,486	Graham Packaging Co., 5.00%-5.688%, 9/15/11-10/7/11, Term B	5,565,603
1,500	Graham Packaging Co., 7.3125%, 3/15/12	1,539,188
3,650	Graphic Packaging International Corp., 5.06%-5.91%, 8/9/10, Term C	3,706,316
1,493	Intertape Polymer Group, Inc., 4.96%-5.204%, 7/28/11-7/30/11, Term B	1,513,022
1,296	Owens-Illinois Inc., 5.73%, 4/1/08	1,321,888
1,981	Solo Cup Co., 4.969%-5.09%, 2/27/11, Term B	2,007,552
742	Stone Container Corp., 2.812%, 11/1/10	754,909
5,918	Stone Container Corp., 4.688%-4.938%, 11/1/10-11/1/11, Term B	6,017,998
1,821	Stone Container Corp., 4.875%-4.938%, 11/1/10-11/1/11, Term C	1,851,692
		24,278,168

Principal
Amount
(000)		Value*
	SENIOR LOANS (continued)
	Diversified Manufacturing-0.7%
$3,923	Invensys plc, 6.881%, 9/30/09, Term B1	$3,983,956

	Drugs & Medical Products-0.7%
3,180	Warner Chilcott plc, 5.72%-7.50%, 1/18/12, Term B	3,211,584
1,080	Warner Chilcott plc, 5.72%, 1/18/12, Term C	1,091,016
		4,302,600

	Energy-3.0%
1,970	Calpine Corp., 8.86%, 8/13/09	2,053,725
1,500	Covanta Energy Corp., 0.00%, 4/6/13 (d) (e)	1,501,411
4,481	Dynegy, Inc., 6.72%, 5/28/10	4,516,262
1,638	Foundation Coal Holdings Inc., 4.78%-5.38%, 7/30/11, Term B	1,664,237
2,940	Headwaters Inc., 5.40%, 4/30/11, Term B	2,983,105
667	Headwaters Inc., 8.65%, 4/30/11, Term C	676,528
1,969	NRG Energy Inc., 2.992%, 12/24/11	1,993,605
2,525	NRG Energy Inc., 4.967%-5.255%, 12/24/11, Term B	2,556,799
		17,945,672

	Entertainment-1.3%
3,447	Loews Cineplex Entertainment Corp., 4.814%-5.12%, 7/8/11-7/22/11	3,504,433
4,455	Warner Music Group Inc., 4.319%-5.65%, 2/27/11, Term B	4,496,766
		8,001,199

	Financial Services-2.0%
1,000	Atlantic Broadcast, Inc., 5.70%, 7/30/11, Term B	1,022,500
1,500	Nextel Finance Corp., 5.438%, 3/15/11, Term C	1,524,375
4,423	Refco Group Ltd., 5.02%, 8/5/11, Term B	4,466,725
500	SatBirds Finance 0.00%, Term A (d)	633,373
1,250	SatBirds Finance 0.00%, Term B (d)	1,600,779
3,000	UPC Financing, 5.752%, 9/15/12, Term H2	3,004,713
		12,252,465

	Food & Beverage-0.8%
4,455	Constellation Brands, Inc., 4.83%-5.564%, 9/18/11, Term B	4,485,628

	Food Services-1.2%
2,868	Dominos Inc., 4.313%, 6/25/10, Term B	2,916,081
4,000	Michaels Foods, Inc., 6.59%, 11/30/11, Term C	4,120,000
		7,036,081

	Funeral Services-0.1%
573	Alderwoods Group Inc., 4.54%-5.296%, 9/17/08-9/17/09, Term B	581,520

	Health & Hospitals-1.8%
3,980	Ardent Health Inc., 5.25%, 8/15/11, Term B	3,987,463
1,970	Beverly Enterprises Inc., 5.05%-5.88%, 10/30/08, Term B	1,987,647
2,000	Community Health Systems, Inc., 4.64%, 8/9/11, Term B	2,024,792
3,000	HealthSouth Corp., 2.85%-5.52%, 3/31/10	3,019,218
		11,019,120

Principal
Amount
(000)		Value*
	SENIOR LOANS (continued)
	Hotels/Gaming-1.9%
$2,286	Aladdin Gaming, 5.56%, 8/31/10, Term A	$2,296,069
47	Aladdin Gaming, 7.10%, 8/31/10, Term B	47,473
995	Argosy Gaming Co., 4.85%, 6/30/11, Term B	1,002,877
2,300	MGM Mirage, 0.00%, 4/21/11, Term B (d)	2,305,391
3,000	MGM Mirage, 5.38%, 3/15/12, Term B	3,007,032
829	Venetian Casino, 4.81%, 2/22/12, Term B	834,967
2,000	Wynn Resorts Ltd., 5.175%, 12/14/11, Term B	2,032,812
		11,526,621

	Household Products-0.6%
1,000	Springer S.A., 6.026%, 9/16/11, Term B2	1,005,250
2,800	Springer S.A., 6.026%, 9/16/12, Term C2	2,826,309
		3,831,559

	Leasing-0.3%
333	United Rentals, Inc., 2.40%, 2/15/11, Term LC	337,523
1,647	United Rentals, Inc., 4.692%, 2/15/11, Term B	1,671,254
		2,008,777

	Machinery-0.6%
2,289	Agco Corp., 4.82%-4.842%, 1/31/06, Term B	2,323,504
1,022	Flowserve Corp., 5.313%-5.875%, 6/30/09, Term C	1,042,621
		3,366,125

	Manufacturing-0.7%
2,000	Hexcel, 4.625%, 3/1/12	2,024,688
1,500	Masonite International Corp., 6.75%-7.25%, 4/6/13, Term B	1,502,344
788	SPX Corp., 5.375%, 9/30/09, Term B1	792,960
		4,319,992

	Measuring Instruments-0.7%
4,000	Dresser Inc. 5.84%, 2/18/10	4,082,500

	Metals & Mining-0.5%
2,804	Novelis Inc. 4.50%, 12/30/11, Term B	2,848,772

	Multi-Media-5.3%
2,831	Canwest Media Inc., 5.044%, 8/15/09, Term E	2,866,085
2,000	Charter Communications Holdings, LLC, 5.98%, 4/26/10, Term A	1,973,522
6,422	Charter Communications Holdings, LLC, 5.98%, 4/26/11, Term B	6,360,122
4,500	DirecTV Holdings LLC, 4.454%, 4/8/13, Term B	4,518,563
6,913	Insight Midwest Holdings LLC., 5.75%, 12/31/09, Term B	7,024,109
3,000	MediaCom Broadband LLC, 0.00%, 2/28/14, Term B (d)	3,000,000
2,978	MediaCom Broadband LLC, 5.24%-5.34%, 9/30/10, Term B	2,994,826
1,400	Primedia Inc., 5.775%, 6/30/09, Term B	1,409,117
1,493	Primedia Inc., 7.375%, 12/31/09, Term C	1,509,758
		31,656,102

Principal
Amount
(000)		Value*
	SENIOR LOANS (continued)
	Office Equipment-1.0%
$3,600	Boise Cascade Inc., 4.74%, 10/29/11, Term D	$3,638,750
2,000	Xerox Corp., 4.82%, 9/30/08, Term B	2,026,786
		5,665,536

	Paper Products-0.8%
2,481	Appleton Papers Inc., 4.79%-5.55%, 6/9/10-6/11/10	2,508,390
2,044	Buckeye Technologies Inc., 4.45%-5.39%, 11/4/10, Term B	2,078,222
		4,586,612

	Pipelines-0.4%
2,556	Kinetics Concepts, Inc., 4.85%, 7/14/10, Term B	2,597,080

	Plastics-0.6%
3,413	Berry Petroleum Corp., 0.00%, 6/30/10 (d)	3,471,070

	Printing/Publishing-0.9%
1,651	RH Donnelley Corp., 4.50%-5.03%, 12/31/09, Term A3	1,670,921
3,923	RH Donnelley Corp., 4.70%-4.88%, 6/30/11, Term D	3,977,544
		5,648,465

	Real Estate-0.8%
991	General Growth Properties Inc., 5.11%, 11/12/07, Term A	997,290
3,991	General Growth Properties Inc., 5.10%, 11/12/08, Term B	4,023,665
		5,020,955

	Recreation-0.3%
1,797	Six Flags Theme Parks Inc., 5.38%, 6/30/09, Term B	1,806,103

	Retail-0.3%
1,990	Jean Coutu Group Inc., 5.50%, 7/30/11	2,022,803

	Semi-Conductors-0.5%
2,993	On Semiconductor Corp., 6.125%, 12/3/11, Term G	3,033,647

	Special Purpose Entity-0.3%
1,629	Global Cash Access, 5.314%, 3/15/10, Term B	1,654,807

	Technology-0.7%
4,000	Telcordia Technologies, 5.82875%, 9/9/12, Term B	3,982,500

	Telecommunications-6.0%
4,954	Advert Direct Sol, 5.07%, 11/19/11, Term B	4,973,357
3,960	Centennial Communications Corp., 4.88%-5.63%, 1/20/11-2/9/11, Term B	4,013,832
1,500	Dex Media East LLC, 4.14%-5.05%, 11/8/08, Term A	1,521,105
2,380	Dex Media East LLC, 4.52%-5.05%, 5/8/09, Term B	2,418,345
1,081	Dex Media West LLC, 4.73%-5.30%, 9/9/09, Term A	1,096,414
3,111	Dex Media West LLC, 4.48%-5.05%, 9/9/10, Term B	3,159,359
2,292	Inmarsat Ventures PLC., 5.50235%, 10/10/10, Term B	2,304,825
2,298	Inmarsat Ventures PLC., 6.5311%, 10/10/11, Term C	2,319,186
3,614	New Skies Satellite NV, 5.50%-5.6875%, 5/2/10, Term B	3,634,066
1,476	Panamsat Corp., 5.45%, 8/20/09, Term A1	1,488,999
688	Panamsat Corp., 5.45%, 8/20/09, Term A2	694,196
3,490	Valor Telecommunications Group, Inc., 4.85%-5.10%, 2/15/12, Term B	3,513,375
4,963	Western Wireless Corp., 5.87%-6.19%, 5/30/11, Term B	4,990,930
		36,127,989

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	SENIOR LOANS (continued)
	Tobacco-0.3%
$1,648	Commonwealth Brands, Inc. 6.375%, 8/28/07, Term B		$1,673,498

	Transportation-0.5%
3,000	Horizon Lines LLC, 0.00%, 7/7/11, Term C (d)		3,017,499

	Travel Services-0.3%
1,996	WorldSpan LP, 5.625%-5.875%, 2/16/10, Term B		1,953,150

	Utilities-4.2%
1,571	AES Corp, 5.25%-5.57%, 4/30/08-8/10/11, Term B		1,588,321
3,271	Allegheny Energy Inc., 4.81%-5.88%, 3/8/11, Term B1		3,302,423
4,500	El Paso Corp., 5.55%, 11/22/09, Term LC		4,530,627
2,460	El Paso Corp., 5.875%, 11/23/09, Term B		2,480,752
1,887	Midwest Generation LLC, 5.47%-6.11%, 4/27/11, Term B		1,917,664
8,978	Reliant Resources Inc., 5.067%-5.395%, 4/30/10		8,988,722
2,000	Tucson Electric Power, 2.992%, 3/30/09, Term B		2,018,750
			24,827,259

	Waste Disposal-1.6%
9,500	Allied Waste North America, Inc., 2.00%-5.37%, 1/15/12		9,531,892

	Wholesale-0.3%
2,022	Roundy’s Inc., 4.80%-5.01%, 6/6/09, Term B1		2,040,462

	Total Senior Loans (cost-$346,871,141)		349,711,429

	CORPORATE BONDS & NOTES-23.2%
	Air-Conditioning-0.5%
3,000	Goodman Global Holdings, 5.76%, 6/15/12 (a) (f) (g)	B3/B-	2,880,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	CORPORATE BONDS & NOTES (continued)
	Airlines-0.6%
$1,219	Delta Air Lines, Inc., pass thru certificates, 7.379%, 5/18/10	Ba1/BB	$1,149,960
1,750	JetBlue Airways Corp., pass thru certificates, 5.89%, 11/15/08 (f)	Ba1/BB+	1,750,131
678	JetBlue Airways Corp., pass thru certificates, 7.26%, 3/15/08 (f)	Ba1/BB+	694,463
			3,594,554

	Automotive Products-0.3%
2,000	Dura Operating Corp., 8.625%, 4/15/12, Ser. B	B3/B-	1,710,000

	Building/Construction-0.1%
500	North American Energy Partners, 8.75%, 12/1/11	Caa1/CCC+	424,375

	Energy-1.9%
1,228	Calpine Corp., 8.89%, 7/15/07 (a) (f) (g)	NR/B-	902,672
2,000	CMS Energy Corp., 7.75%, 8/1/10	B1/B+	2,065,000
2,500	Dynegy Holdings, Inc., 9.64%, 7/15/08 (a) (f) (g)	B3/B-	2,612,500
3,129	NRG Energy Inc., 8.00%, 12/15/13 (a) (g)	B1/B	3,175,935
2,500	PPL Capital Fund Trust I, 7.29%, 5/18/06	Ba1/BB+	2,573,668
			11,329,775

	Financing-0.7%
2,000	General Motors Acceptance Corp., 3.695%, 5/18/06, (f)	Baa2/BB	1,960,864
3,000	General Motors Acceptance Corp., 5.11%, 12/1/14 (f)	Baa2/BB	2,438,424
			4,399,288

	Forestry-0.3%
2,000	GP Canada Finance Co., 7.20%, 12/15/06 (a) (g)	Ba3/BB+	2,075,000

	Hospitals-0.3%
2,000	HCA Inc., 5.50%, 12/1/09	Ba2/BB+	1,994,306

	Hotels/Gaming-1.1%
1,000	Boyd Gaming Corp., 7.75%, 12/15/12	B1/B+	1,055,000
1,250	La Quinta Corp., 7.00%, 8/15/07	Ba3/BB-	1,281,250
2,000	Mandalay Resort Group, 7.625%, 7/15/13	Ba3/B+	2,075,000
2,000	Starwood Hotels Resorts, Inc., 7.375%, 5/1/07	Ba1/BB+	2,080,000
			6,491,250

	Insurance-0.6%
1,500	Parametric Re Ltd., 6.84%, 5/19/08 FRN (a) (f) (g)	Ba2/NR	1,559,955
2,000	Residential Reinsurance Ltd., 7.86%, 6/8/06 (a) (e) (f) (g)	Ba2/BB+	1,946,976
			3,506,931

	Manufacturing-0.2%
1,000	Superior Essex Inc., 9.00%, 4/15/12	B3/B	1,015,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	CORPORATE BONDS & NOTES (continued)
	Multi-Media-3.8%
$5,000	Cablevision Systems Corp., 7.88%, 4/1/09 (a) (f) (g)	B3/B+	$5,125,000
2,000	Cablevision Systems Corp., 8.00%, 4/15/12 (a) (g)	B3/B+	1,982,500
4,000	CCO Holdings LLC, 7.135%, 12/15/10 (a) (f) (g)	B3/CCC-	3,860,000
1,000	CCO Holdings LLC, 8.75%, 11/15/13	B3/CCC-	967,500
4,000	Charter Communications Holdings, 10.25%, 9/15/10	Caa1/CCC-	4,015,000
5,665	Echostar DBS Corp., 6.35%, 10/1/08 (f)	Ba3/BB-	5,820,788
1,000	Primedia Inc., 8.16%, 5/15/10 (f)	B2/B	1,055,000
			22,825,788

	Paper Products-1.0%
2,000	Abitibi-Consolidated Inc., 5.25% 6/20/08	Ba3/BB-	1,850,000
3,000	Boise Cascade LLC, 6.01563%, 10/15/12 (a) (f) (g)	B1/B+	2,985,000
1,000	Bowater Inc., 6.01%, 3/15/10 (f)	Ba3/BB	977,500
			5,812,500

	Retail-0.3%
2,000	Toys “R” Us Inc., 7.63%, 8/1/11	Ba2/BB	1,815,000

	Semi-Conductors-0.9%
2,000	Freescale Semiconductor Inc., 5.89063%, 7/15/09 (f)	Ba2/BB+	2,060,000
3,500	Magnachip Semiconductor Inc., 6.26%, 12/15/11 (a) (f) (g)	Ba3e/B+	3,290,000
			5,350,000

	Special Purpose Entity-1.6%
4,000	Borden US Finance Corp., 7.89063%, 7/15/10 (a) (f) (g)	B3/B-	4,020,000
3,000	Pioneer 2002 Ltd., 2002-3 8.26%, 6/15/06 (a) (e) (f) (g)	Ba3/BB+	3,049,029
2,500	Univeral City Florida Holdings, 7.49250%, 5/1/10 (a) (f) (g)	B3/B-	2,606,250
			9,675,279

	Telecommunications-8.3%
2,000	Cincinnati Bell Inc., 8.375%, 1/15/14	B3/B-	1,915,000
3,000	Dobson Cellular Systems, Inc., 7.49250%, 11/1/11 (a) (f) (g)	B2/B-	3,075,000
2,250	Hawaiian Telcom Communications, 8.914%, 5/1/13 (a) (f) (g)	B3e/B-	2,238,750
2,500	Intelsat Bermuda Ltd., 7.805%, 1/15/12 (a) (f) (g)	B2/B+	2,518,750
2,500	New Skies Satellites NV, 8.54%, 11/1/11 (a) (f) (g)	B3/B-	2,543,750
3,500	Qwest Capital Funding, 7.75%-7.90%, 8/15/06-8/15/10	Caa2/B	3,365,000
12,000	Qwest Communications International Inc., 6.29%, 2/15/09 (a) (f) (g)	B3/B	11,970,000
10,000	Qwest Services Corp., 13.50%, 12/15/10 (a) (g)	Caa1/B	11,300,000
3,500	Rogers Wireless Inc., 6.14%, 12/15/10 (e) (f)	Ba3/BB	3,613,750
2,000	Rural Cellular Corp., 7.51%, 3/15/10 (f)	B2/B-	2,030,000
2,000	Rural Cellular Corp., 8.25%, 3/15/12	B2/B-	2,035,000
3,000	Time Warner Telecommunications Inc., 6.79%, 2/15/11 (f)	B1/B	2,970,000
			49,575,000

	Tobacco-0.7%
1,000	Commonwealth Brands, Inc. 10.91%, 4/15/08 (a) (f) (g)	NR/NR	1,035,000
2,500	Dimon Corp., 7.75%, 6/1/13	WR/NR	2,831,250
1,100	North Atlantic Trading Co., 9.25%, 3/1/12	B3/CCC	797,500
			4,663,750

	Total Corporate Bonds & Notes (cost-$140,908,045)		139,137,796

	ASSET-BACKED SECURITIES-4.3%
283	Ameriquest Mortgage Securities Inc., 3.11%, 4/25/34 (f)	Aaa/AAA	283,631
1,365	Amortizing Residential Collateral Trust, 3.50%, 12/25/32 (f)	Aaa/AAA	1,371,628
1,061	CDC Mortgage Capital Trust, 3.37%, 10/25/33 (f)	Aaa/AAA	1,065,714
322	Centex Home Equity Loan Trust, 3.31%, 3/25/33 (f)	Aaa/AAA	321,843
966	Chec Loan Trust, 3.14%, 7/25/34 (f)	Aaa/AAA	966,422
18	Citifinancial Mortgage Securities Inc., 3.32%, 1/25/33 (f)	Aaa/AAA	18,076
1,745	Countrywide Asset-Backed Certificates, 3.20%, 7/25/21 (f)	NR/AAA	1,745,833
2,880	Credit-Suisse First Boston Mortgage Securities Corp., 3.37%-3.39%, 7/25/32-8/25/32 (f)	Aaa/AAA	2,791,048
1,625	FC CBO, 3.001%, 6/3/09, Ser. 1A (f) (g)	Ba2/BB	1,598,070
196	First Franklin Mortgage Loan, 3.14%, 7/25/33 (f)	NR/AAA	195,870
2,042	GSAMP Trust, 3.31%, 3/25/34 (f)	Aaa/AAA	2,042,720
2,361	Isles CBO, 4.14%, 10/27/10, Ser. 1 (e) (f) (g)	Ba2/NR	2,067,389
959	Jade CBO Ltd., 7.67%, 10/24/11 (e) (f) (g)	B2/NR	752,332
913	Long Beach Mortgage Loan Trust, 3.34%-3.42%, 3/25/33-6/25/33 (f)	Aaa/AAA	914,296
3,634	Mellon Residential Funding Corp., 3.30%, 11/15/31 (f)	Aaa/AAA	3,635,374
293	Merrill Lynch CBO, 3.22%, 11/7/06, Ser. A (e) (f) (g)	Ca/D	91,931
803	Nelnet Student Loan Trust, 2.017%, 4/25/11 (f)	Aaa/AAA	802,664
3,208	Park Place Securities Inc., 3.17%-3.22%, 10/25/34 (f)	Aaa/AAA	3,208,542
1,599	Terwin Mortgage Trust, 3.22%, 9/25/34 (f) (g)	Aaa/AAA	1,598,398
	Total Asset-Backed Securities (cost-$25,494,525)		25,471,781

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	SOVEREIGN DEBT OBLIGATIONS-2.8%
	Brazil-2.8%
$11,530	Federal Republic of Brazil, 4.3125%, 4/15/09-4/15/12 (f)	B1/BB-	$10,977,385
5,000	Federal Republic of Brazil, 11.00%, 8/17/40	B1/BB-	5,671,250
	Total Sovereign Debt Obligation (cost-$16,299,781)		16,648,635

Shares
	PREFERRED STOCK (f)-0.6%
	Financing-0.1%
9,815	Fannie Mae, 7.00%, 12/31/07 (f)	Aa3/AA-	547,493

	Special Purpose Entity-0.5%
30	Richmond County Cap. Corp., 6.39%, 7/15/08 (a) (f) (g)	NR/NR	3,045,000
	Total Preferred Stock (cost-$3,559,057)		3,592,493

	WARRANTS-0.0%
18,230	Reliant Energy, Inc. (i) (cost-$0)		103,648

	FOREIGN BONDS-0.5%
	Germany-0.1%
	Financial Services-0.1%
400	SatBirds Finance 6.9365%, 10/4/13	NR/NR	515,751

	Luxembourg-0.4%
	Multi-Media-0.4%
2,000	Cablecom Luxembourg, 4.898%, 4/15/12 (a) (f) (g)	B2/B	2,616,774
	Total Foreign Bonds (cost-$3,093,900)		3,132,525

	SHORT-TERM INVESTMENTS-10.3%
	ASSET-BACKED SECURITIES-1.0%
3,000	Redwood Capital II Ltd., 5.40%, 1/9/06 FRN (f) (g)	Baa3/BBB-	2,995,530
3,000	Redwood Capital II Ltd., 6.95%, 1/9/06 FRN (f) (g)	Ba1/BB+	3,001,320
	Total Asset-Backed Securities (cost-$6,000,000)		5,996,850

	COMMERCIAL PAPER-4.9%
	Banking-1.1%
6,700	Skandinaviska Enskilda, 2.68%-3.04%, 5/3/05-7/14/05	NR/NR	6,677,152

	Conglomerates-0.6%
3,800	General Electric Capital Corp., 3.09%, 7/25/05	P-1/A-1+	3,771,690

	Financing-3.2%
5,500	IXIS Corp., 2.81%, 6/8/05	P-1/A-1+	5,484,116
13,500	UBS Finance, Inc. 2.725%-2.87%, 5/6/05-6/14/05	P-1/A-1+	13,470,142
			18,954,258
	Total Commercial Paper (cost-$29,405,046)		29,403,100

	CORPORATE NOTES-1.0%
	Chemicals-0.3%
1,500	Arco Chemical Co., 9.375%, 12/15/05	B1/BB-	1,554,375

	Financing-0.2%
1,500	Ford Motor Credit Corp., 7.60%, 8/1/05	Baa2/BB+	1,510,602

	Hotels/Gaming-0.5%
3,000	La Quinta Corp., 7.40%, 9/15/05	Ba3/BB-	3,037,500
	Total Corporate Notes (cost-$6,054,994)		6,102,477

Principal
Amount
(000)			Value*
	SHORT-TERM INVESTMENTS (continued)
	U.S. GOVERNMENT AGENCY NOTES-1.9%
$11,400	Fannie Mae, 2.97%-3.01%, 7/18/05-8/1/05 (cost-$11,320,375)	Aaa/AAA	$11,315,220

	U.S. TREASURY BILLS (h)-0.6%
3,225	2.427%-2.75%, 5/5/05-6/16/05 (cost-$3,219,703)	Aaa/AAA	3,219,703

	REPURCHASE AGREEMENT-0.9%
5,512	State Street Bank & Trust Co. dated 4/29/05, 2.40%, due 5/2/05, proceeds: $5,513,102; collateralized by Freddie Mac, 1.50%, 8/15/05, valued at $5,625,082 with accrued interest (cost-$5,512,000)		5,512,000

	Total Short-Term Investments (cost-$61,512,118)		61,549,350

Contracts
	CALL OPTIONS PURCHASED (i)-0.0%
	U.S. Treasury Notes 10 yr., Futures, Chicago Board of Trade:
370	strike price $115, expires 5/20/05 (cost-$7,169)		5,781

	PUT OPTIONS PURCHASED (i)-0.0%
	Eurodollar Futures,
480	strike price $94.00, expires 9/19/05		3,000
20	strike price $94.25, expires 9/19/05		125
60	strike price $94.50, expires 9/19/05		375
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
358	strike price $102, expires 5/20/05		5,594
202	strike price $104, expires 5/20/05		3,156
130	strike price $107, expires 5/20/05		2,031
	Total Put Options Purchased (cost-$18,969)		14,281

	Total Options Purchased-(cost-$26,138)		20,062

	Total Investments before options written (cost-$597,764,705)-100.1%		599,367,719

Contracts		Value*
	CALL OPTIONS WRITTEN (i)-(0.1)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
(386)	strike price $111, expires 5/20/05	$(319,656)
(272)	strike price $113, expires 5/20/05	(34,000)
	Total Call Options Written (premium received-$120,580)	(353,656)

	PUT OPTIONS WRITTEN (i)-(0.0)%
	U.S. Treasury Bond Futures, Chicago Board of Trade,
(130)	strike price $108, expires 5/20/05	(2,031)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
(235)	strike price $107, expires 5/20/05	(3,672)
(440)	strike price $108, expires 5/20/05	(13,750)
	Total Put Options Written (premium received-$431,153)	(19,453)
	Total Options Written ($551,733)	(373,109)

	Total Investments, net of options written (cost-$597,212,972)-100.0%	$598,994,610

Notes to Schedule of investments:

* Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The Fund’s investments in senior floating rate loans (“Senior Loans”) are valued in accordance with guidelines established by the Board of Trustees. Under the Fund’s guidelines, Senior Loans for which a secondary market exists will be valued by an independent pricing service. Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the “Sub-Adviser”), pursuant to procedures approved by the Board of Trustees. Such procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity, and (5) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities and financial instruments are valued by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities or financial instrument, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined weekly on the last business day of the week at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange.

(a)	Private Placement. Restricted as to resale and does not have a readily available market.
(b)	Illiquid security
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to disposition.

(d)	Unsettled security, coupon rate undetermined at April 30, 2005.
(e)	Fair-valued security.
(f)	Floating Rate Security. Interest rate shown is the rate in effect at April 30, 2005.
(g)

144A Security- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(h)	All or partial principal amount segregated as initial margin on futures contracts.
(i)	Non-income producing.

GLOSSARY:

ADR - American Depositary Receipt

CBO - Collateralized Bond Obligation

FRN - Floating Rate Note

NR - Not Rated

(a) Credit default swap contracts outstanding at April 30, 2005:

	Notional
Swap	Amount
Counterparty/	Payable on		Payments	Unrealized
Referenced Debt	Default	Termination	Received	Appreciation
Obligation	(000)	Date	by Fund	(Depreciation)
Bank of America
AES Corp.	1,000	12/20/2007	1.50%	$3,886
Allied Waste	600	9/29/2009	2.75%	14,121
Bombardier	3,000	12/20/2005	2.00%	(3,011)
MCI	875	9/20/2007	4.57%	73,095
Williams	875	9/20/2009	2.05%	23,655
Bear Stearns
Georgia-Pacific	700	9/20/2009	1.24%	2,484
Host Marriott	700	9/20/2009	1.95%	(3,242)
MCI	5,000	9/20/2005	1.75%	30,434
MGM	1,500	9/20/2009	1.92%	20,868
Nextel	1,500	12/20/2007	0.95%	22,161
Royal Carribean	1,500	9/20/2007	1.50%	26,887
Citibank
Allied Waste	1,500	9/20/2007	2.18%	23,160
Crown Cork	1,500	9/20/2007	2.38%	22,783
Host Marriott	900	9/20/2007	1.90%	6,977
Owens Illinois	3,000	9/20/2007	2.05%	18,264
Starwood	1,500	9/20/2007	1.20%	8,227
Williams	1,500	12/20/2006	1.15%	10,317
Credit Suisse
AES Corp.	900	9/20/2009	3.85%	54,414
Allied Waste	875	9/20/2009	2.46%	11,068
Delhaize	875	9/20/2009	1.40%	13,996
Intelsat Bermuda	3,000	3/20/2010	3.21%	30,507
SAMI	3,640	9/20/2008	2.45%	42,057
SAMI	2,600	9/20/2008	2.45%	22,241
SAMI	5,200	9/20/2008	2.45%	79,582
Goldman Sachs
Dow Jones CDX	10,000	6/20/2010	3.60%	(105,991)
Dow Jones CDX	3,250	6/20/2010	3.60%	(38,510)
Echostar	1,000	12/20/2005	0.85%	601
HCA Inc.	1,000	12/20/2007	0.75%	(1,521)
Starwood	1,000	12/20/2007	1.10%	1,938
TRW Automotive	875	9/20/2009	2.15%	(27,069)
JP Morgan Chase
AES Corp.	1,500	9/20/2007	2.15%	31,407
Echostar	1,000	12/20/2007	1.10%	(5,857)
Electronic Data	1,000	12/20/2007	1.30%	15,885
DowJones CDX	1,500	6/20/2010	3.60%	(19,649)
DowJones CDX	4,900	12/20/2009	2.60%	79,992
DowJones CDX	4,100	6/20/2010	2.10%	26,826
DowJones CDX	6,000	6/20/2010	2.10%	48,258
Ford Motor	5,000	6/20/2006	3.25%	35,383
JC Penney	2,000	12/20/2007	0.65%	(17,204)

	Notional
Swap	Amount
Counterparty/	Payable on		Payments	Unrealized
Referenced Debt	Default	Termination	Received	Appreciation
Obligation	(000)	Date	by Fund	(Depreciation)
JP Morgan Chase (continued)
Nextel	1,000	12/20/2007	0.95%	$14,774
Tenet Healthcare	5,000	12/20/2007	3.20%	(129,299)
Tenet Healthcare	5,000	12/20/2009	4.15%	198,181
Lehman Brothers
Extendicare	2,000	9/20/2009	2.10%	45,019
Extendicare	600	9/20/2009	2.10%	13,506
General Motors Corp.	4,000	12/20/2005	0.92%	(99,305)
L-3Com Revolver	5,000	12/20/2008	1.50%	56,062
Dynegy - LIBOR Revolver	3,000	12/20/2009	3.05%	58,603
Six Flags Theme Parks Revolver	1,000	3/20/2010	2.70%	20,112
Merrill Lynch
PSEG Energy	3,500	12/4/2006	2.95%	83,082
SPX	900	9/20/2009	2.25%	(2,965)
Williams	700	9/20/2009	1.71%	9,364
Morgan Stanley
Georgia Pacific	900	9/20/2009	1.63%	17,350
UBS
Dow Jones	2,250	6/20/2010	3.60%	(29,473)
Wachovia
Dow Jones CDX	3,000	6/20/2010	3.60%	(39,297)
				$795,134

(b) Interest rate swap contracts outstanding at April 30, 2005:

	Notional		Payments	Payments	Unrealized
Swap	Amount	Termination	Made	Received	Appreciation
Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Bank of America	2,400	6/15/2015	5.00%	3 Month LIBOR-BBA	$(9,957)
Bank of America	3,400	6/15/2015	5.00%	3 Month LIBOR-BBA	(13,003)
Bank of America	115,000	1/7/2025	5.13%	3 Month LIBOR-BBA	2,759,635
Bank of America	115,000	6/15/2025	3 Month LIBOR-BBA	5.25%	(3,781,058)
Barclay’s Bank	10,500	6/15/2025	6.00%	3 Month LIBOR-BBA	(329,019)
Goldman Sachs	2,000	6/15/2015	5.00%	3 Month LIBOR-BBA	(3,758)
Goldman Sachs	1,650	6/15/2015	5.00%	3 Month LIBOR-BBA	(9,422)
Lehman Brothers	3,900	6/15/2015	5.00%	3 Month LIBOR-BBA	(3,793)
Morgan Stanley	6,000	6/15/2015	5.00%	3 Month LIBOR-BBA	(9,512)
Morgan Stanley	2,400	6/15/2015	5.00%	3 Month LIBOR-BBA	(8,973)
Morgan Stanley	1,200	6/15/2015	5.00%	3 Month LIBOR-BBA	(7,127)
					$(1,415,987)

BBA - British Bankers Association

LIBOR - London Interbank Offerred Rate

(c) Futures contracts outstanding at April 30, 2005:

		Notional		Unrealized
		Amount	Expiration	Appreciation
Type		(000)	Date	(Depreciation)
Long:	Eurodollar Futures September 2005	440	9/19/2005	$(852,971)
	Eurodollar Future December 2005	120	12/19/2005	(234,000)
	U.S. Treasury 10 Year Note	286	6/21/2005	309,953
				$(777,018)

(d) Options written during the nine months ended April 30, 2005:

	Contracts	Premiums

Options outstanding, July 31, 2004	—	$—
Options written	39,203,008	1,118,908
Options expired	(11,101,116)	(375,991)
Options terminated in closing purchase transactions	(28,100,429)	(191,184)
Options outstanding, April 30, 2005	1463	$551,733

(e) Forward foreign currency contracts outstanding at April 30, 2005:

	U.S. $ Value	U.S. $ Value	Unrealized
	Origination Date	April 30, 2005	Appreciation
Purchased:
569,894,000 Japenese Yen, settling 6/13/05	$5,315,977	$5,453,179	$137,202

Sold:
1,980,000 Euro Dollars, settling 5/25/05	2,593,355	2,557,906	35,449
			$172,651

(f) At April 30, 2005, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Commitments
Celanese	$1,528,359
El Paso Revolver	4,953,125
Host Marriott Revolver	4,837,500
Venetian Casino	171,688
Warner Chilcott Co. Inc.	747,400
$12,238,072

Item 2. Controls and Procedures

a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 29, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 29, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 29, 2005